INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2012
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2011
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,730,682	-	(33,304)	3,697,378
Debt securities issued by other governments and public sector entities	3,154,367	7,840	(108,456)	3,053,751
Foreign treasury bills	181,130	53	(733)	180,450
Corporate debt securities issued by companies incorporated in Greece	701,889	685	(242,048)	460,526
Corporate debt securities issued by companies incorporated outside Greece	715,904	32,653	(93,675)	654,882
Equity securities issued by companies incorporated in Greece	56,968	817	(165)	57,620
Equity securities issued by companies incorporated outside Greece	42,107	6,121	(3,273)	44,955
Mutual Fund units	452,200	2,254	(32,292)	422,162
Total available-for-sale securities	9,035,247	50,423	(513,946)	8,571,724

	2012
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	1,640,954	83,770	(43,385)	1,681,339
Debt securities issued by other governments and public sector entities	3,316,344	175,048	(2,567)	3,488,825
Foreign treasury bills	318,308	52	(1,399)	316,961
Corporate debt securities issued by companies incorporated in Greece	567,915	817	(82,321)	486,411
Corporate debt securities issued by companies incorporated outside Greece	533,708	14,992	(41,477)	507,223
Equity securities issued by companies incorporated in Greece	56,004	32,308	(97)	88,215
Equity securities issued by companies incorporated outside Greece	19,308	8,306	(28)	27,586
Mutual Fund units	459,838	36,435	(1,410)	494,863
Total available-for-sale securities	6,912,379	351,728	(172,684)	7,091,423

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2011. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	1,327,674	(33,304)	-	-	1,327,674	(33,304)
Debt securities issued by other governments and public sector entities	2,403,878	(91,797)	60,037	(16,659)	2,463,915	(108,456)
Foreign treasury bills	29,322	(733)	-	-	29,322	(733)
Corporate debt securities issued by companies incorporated in Greece	17,900	(9,467)	335,976	(232,581)	353,876	(242,048)
Corporate debt securities issued by companies incorporated outside Greece	137,609	(16,698)	216,391	(76,977)	354,000	(93,675)
Equity securities issued by companies incorporated in Greece	506	(165)	-	-	506	(165)
Equity securities issued by companies incorporated outside Greece	3,274	(3,063)	1,121	(210)	4,395	(3,273)
Mutual Fund units	231,391	(23,362)	74,011	(8,930)	305,402	(32,292)
Total available-for-sale securities	4,151,554	(178,589)	687,536	(335,357)	4,839,090	(513,946)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2012. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities in unrealized loss position
Greek government bonds	3,271	(151)	1,341,120	(43,234)	1,344,391	(43,385)
Debt securities issued by other governments and public sector entities	345,287	(2,509)	7,730	(58)	353,017	(2,567)
Foreign treasury bills	51,137	(1,399)	-	-	51,137	(1,399)
Corporate debt securities issued by companies incorporated in Greece	39,999	(181)	376,821	(82,140)	416,820	(82,321)
Corporate debt securities issued by companies incorporated outside Greece	26,839	(1,714)	202,044	(39,763)	228,883	(41,477)
Equity securities issued by companies incorporated in Greece	-	-	412	(97)	412	(97)
Equity securities issued by companies incorporated outside Greece	206	(1)	361	(27)	567	(28)
Mutual Fund units	46,238	(1,305)	1,195	(105)	47,433	(1,410)
Total available-for-sale securities	512,977	(7,260)	1,929,683	(165,424)	2,442,660	(172,684)

The scheduled maturities of available-for-sale securities at December 31, 2011 and 2012 were as follows:
	2011		2012

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	541,384	520,431	1,014,522	1,018,035
Due from one to five years	4,524,571	4,293,808	3,551,564	3,518,676
Due from five to ten years	2,085,817	1,947,161	1,188,161	1,282,933
Due after ten years	1,332,200	1,285,587	622,982	661,115
Total debt securities	8,483,972	8,046,987	6,377,229	6,480,759
Equity securities and mutual fund units	551,275	524,737	535,150	610,664
Total	9,035,247	8,571,724	6,912,379	7,091,423

##D<Available for Sale Securities Gains and Losses>

Available for sale securities include securities that are pledged as collateral of EUR 4,923.7 million and EUR 1,992.0 million as at December 31, 2011 and 2012, respectively.

The following table presents the net gains / (losses) on available-for-sale and held-to-maturity securities for 2010, 2011 and 2012.
	2010	2011	2012

	(EUR in thousands)
Gross realized gains on sales of available for sale securities
Greek government bonds	3,138	83,573	382,090
Debt securities issued by other governments and public sector entities	177,592	21,607	30,679
Corporate debt securities	4,666	13,108	8,331
Equity securities	4,388	1,716	2,590
Mutual fund units	8,226	11,832	14,641
Total gross realized gains on sales of available for sale securities	198,010	131,836	438,331
Gross realized losses on sales of available for sale securities
Greek government bonds	(68,507)	(142,205)	(73,446)
Debt securities issued by other governments and public sector entities	(12,387)	(7,410)	(10,816)
Corporate debt securities	(2,143)	(316)	(70)
Equity securities	-	(1,284)	(1,189)
Mutual fund units	(14)	(87)	(2,603)
Total gross realized losses on sales of available for sale securities	(83,051)	(151,302)	(88,124)
Net realized gains / (losses) on sales of available for sale securities	114,959	(19,466)	350,207

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	-	(8,770,914)	(378,270)
Debt securities issued by other governments and public sector entities	-	-	(6,328)
Corporate debt securities	-	(142,973)	(9,792)
Equity securities	(85,198)	(223,366)	(15,743)
Mutual fund units	(4,299)	(36,460)	(317)
Total Other-Than-Temporary-Impairment	(89,497)	(9,173,713)	(410,450)
Net gains / (losses) on available for sale and held to maturity securities	25,462	(9,193,179)	(60,243)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	845,015	-	(40,589)	804,426
Debt securities issued by other governments and public sector entities	107,206	8,258	(6,570)	108,894
Foreign Treasury bills	49,981	-	-	49,981
Total held-to-maturity securities	1,002,202	8,258	(47,159)	963,301

	2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	119,610	30,795	(1,143)	149,262
Debt securities issued by other governments and public sector entities	92,055	19,379	-	111,434
Foreign Treasury bills	144,279	-	-	144,279
Total held-to-maturity securities	355,944	50,174	(1,143)	404,975

The following table presents the fair value and the associated unrecognized losses of held-to-maturity securities in an unrecognized loss position as at December 31, 2012. The table also discloses whether these securities have had unrecognized losses for periods less than 12 months or for 12 months or longer.

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	15,432	(40,589)	15,432	(40,589)
Debt securities issued by other governments and public sector entities	5,326	(2,973)	17,239	(3,597)	22,565	(6,570)
Total held to maturity investments	5,326	(2,973)	32,671	(44,186)	37,997	(47,159)

	2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	56,053	(1,143)	56,053	(1,143)
Total	-	-	56,053	(1,143)	56,053	(1,143)

The scheduled maturities of held-to-maturity securities at December 31, 2011 and 2012 were as follows:
	2011		2012
	As restated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	148,409	148,481	215,264	214,121
Due from one to five years	376,198	332,636	-	-
Due from five to ten years	389,799	386,202	78,266	97,645
Due after ten years	87,796	95,982	62,414	93,209
Total	1,002,202	963,301	355,944	404,975

Held to maturity securities include securities that are pledged as collateral of EUR 780.0 million and NIL as at December 31, 2011 and 2012, respectively.

Other-Than-Temporary-Impairment assessment of available-for-sale and held-to-maturity securities

       The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

Greek government bonds eligible for the PSI

In February 2012, the Group participated in the exchange of Greek government bonds in the context of the PSI and received new Greek government bonds of nominal value EUR 4.4 billion.

In December 2012, the Bank participated in the debt buyback program arranged by the Public Debt Management Agency for the account of the Hellenic Republic. The Group offered bonds of nominal value EUR 4.4 billion that were exchanged with 6-month EFSF bonds of EUR 1.5 billion. The exchange resulted in profit before tax of EUR 361.6 million, which is presented in “Gross realized gains on sales of available for sale securities - Greek government bonds” (see above). The exchange in December 2012 involved all the new Greek government bonds that were issued in March/April 2012 in the context of the PSI. A holder of such new Greek government bonds could exchange them irrespective of whether such new Greek government bonds were acquired in the context of the PSI, or subsequently from the open market.

Since the PSI we have made net purchases of such new Greek government bonds from the open market. In December 2012, we exchanged the majority of the new Greek government bonds we held at that time (see roll-forward table below), including the new Greek government bonds acquired subsequently to the PSI.

The following tables present the roll-forward described above:

	Eligible GGBs		Non-eligible GGBs		New GGBs		TOTAL GGBs
	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount
EUR thousands
31-Dec-10	13241433.0	9750785.0	1202883.0	1176433.0	-	-	14444316.0	10927218.0
Net purchases/sales/ maturity	(307210.0)	(117198.0)	317096.0	231145.0	-	-	9886.0	113947.0
Amortization of discounts	-	69469.0	-	8166.0	-	-	-	77635.0
Fair Value adjustments (Trading & AFS)	-	(3973028.0)	-	(29398.0)	-	-	-	(4002426.0)
OTTI for held-to-maturity	-	(2347320.0)	-	-	-	-	-	(2347320.0)
Currency translation differences for GGBs denominated in foreign currency	29494.0	32572.0	-	-	-	-	29494.0	32572.0
Total, December 31, 2011	12963717.0	3415280.0	1519979.0	1386346.0	-	-	14483696.0	4801626.0
Net purchases/sales/ maturity	(144151.0)	(6780.0)	99549.0	18446.0	288786.0	64930.0	244184.0	76596.0
Amortization of discounts	-	10003.0	-	54013.0	-	66395.0	-	130411.0
Fair Value adjustments (Trading) (1)	-	(22599.0)	-	-	-	-	-	(22599.0)
Fair Value adjustments (AFS) (1)	-	(252704.0)	-	55689.0	-	364345.0	-	167330.0
OTTI for held-to-maturity(1)	-	(98436.0)	-	-	-	-	-	(98436.0)
Currency translation differences for GGBs denominated in foreign currency	(22195.0)	(6444.0)	-	-	-	-	(22195.0)	(6444.0)
Exchanged in the PSI	(12247371.0)	(2831455.0)	-	-	4437322.0	1092655.0	(7810049.0)	(1738800.0)
Buyback program	-	-	-	-	(4443402.0)	(1508736.0)	(4443402.0)	(1508736.0)
Total, December 31, 2012	550000.0	206865.0	1619528.0	1514494.0	282706.0	79589.0	2452234.0	1800948.0
Fair Value as of December 31, 2011		3415280.0		1343108.0		-		4758388.0
Fair Value as of December 31, 2012		206865.0		1513350.0		110400.0		1830615.0

(1) Immediately before the PSI exchange in March 2012, the fair value of the Eligible GGBs exchanged in the PSI was set equal to the total fair value of the securities received, i.e. the sum of fair value of the new Greek government bonds, the detachable GDP linked securities and the EFSF bonds . The fair value for the new Greek government bonds was determined based on the market prices on the first day of trading in March 2012. Since we have concluded that a credit related OTTI existed for all eligible Greek government bonds, the total loss recognized in AOCI for the bonds that were classified as AFS was recycled in the income statement.

In 2011 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR thousands
OTTI for available-for-sale (reclassified from AOCI)		-6,304,467
OTTI for held-to-maturity		-2,347,320
OTTI for held-to-maturity (reclassified from AOCI)(1)		-119,127
Total OTTI		-8,770,914
(1) Relates to bonds previously in AFS that were reclassified to HTM thus there was a component in AOCI that was being amortized over the life of the bond.

The table below presents an analysis of the instruments received in the PSI:

	Notional Amount	Carrying Amount
	EUR thousands
Instruments received for the PSI eligible Greek government bonds
New Greek government bonds	3,884,033	956,440
EFSF bonds	1,848,134	1,848,134
Sub-total	5,732,166	2,804,574
EFSF bond received for accrued interest	309,745	309,745
Detachable GDP -linked securities	3,884,033	26,881
Total instruments received for the PSI eligible Greek government bonds	9,925,944	3,141,199

Instruments received for the PSI eligible loans
New Greek government bonds	553,289	136,215
EFSF bonds	263,471	263,471
Sub-total	816,761	399,687
EFSF bond received for accrued interest	26,002	26,002
Detachable GDP -linked securities	553,289	4,083
Total instruments received for the eligible loans	1,396,052	429,772

In 2012 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR thousands
OTTI for available-for-sale (reclassified from AOCI)		-252,704
OTTI for held-to-maturity		-98,436
Gain from buyback (reclassified from AOCI)		361,555
Total OTTI net of gain from buyback in 2012		10,415

The fair value of the Greek government bonds given up in the exchange were determined using a discount rate of 12% which includes credit risk and was based on the new fundamentals regarding the Hellenic Republic debt (the successful implementation of the PSI, together with the financial assistance under the Program agreed by the Eurozone members and IMF, which was expected to improve Hellenic Republic's debt sustainability aiming at the reduction of the Hellenic Republic debt to GDP ratio to 120% by 2020, the new reform effort and the escrow account arranged for the new PSI bonds that raises their seniority). Specifically, to arrive at this estimate, we have considered the yields of similarly rated sovereign and corporate entities, and we have analyzed the relationship of credit ratings and public debt with the bond yields for other European countries.

The new Greek government bonds were initially and subsequently valued using HDAT (the Bank of Greece's platform for electronic trading in Greek government bonds) prices, the EFSF bonds were initially and subsequently valued using quoted market prices on Bloomberg. The GDP-linked securities are marked to market through the statement of income and were initially valued using Bloomberg CBBT pricing quote and subsequently valued using Reuters RRPS pricing quote.

In December 2012, the Hellenic Republic arranged a debt buyback program for the new Greek government bonds that were issued in the March/April 2012 PSI with the purpose of further reduction the Greek government debt. This program was available with the same terms to all holders of new Greek government bonds.

The terms of the new Greek government bonds were the following;

  20 separate series with staggered bullet maturities of between 11 and 30 years, with the first maturity in 2023.
  Coupon rate of 2% per annum for payment dates in 2013-2015, 3% per annum for payment dates in 2016-2020, 3.65% per annum for payment date 2021 and 4.3% per annum for payment dates in 2022 and thereafter. The new GGBs were then traded on HDAT (Electronic Secondary Securities Market).

The new Greek government bonds were eligible to be exchanged for a six month, zero coupon EFSF bond at an average exchange price of 34.0%. The exchange price of 34.0% was thus used to calculate the fair value of the new Greek government bonds at the date of the exchange.

In accordance with the terms of the exchange offer, the Group offered new Greek government bonds of nominal value EUR 4,443.4 million and fair value of EUR 1,508.7 million in exchange for 6-month EFSF bonds with nominal and fair value of EUR 1,508.7 million.

All new Greek government bonds exchanged in the December 2012 buyback were held in the available-for-sale category. Therefore, all the pre-tax gain recognized in the income statement with respect to this transaction relates to the recycling of the gain recognized in AOCI as at the date of the buyback. The calculation of the gain is presented in the table below:

EUR thousands
Fair value of instruments received	1,508,736
Amortized cost of instruments offered	(1,147,181)
Gain	361,555

The gain was calculated as the difference between the fair value and the amortized cost of the new Greek government bonds exchanged at the buyback. The fair value was based on the exchange price set by the Hellenic Republic and the fair value of the EFSF bonds received in return. The EFSF bonds received in return were new zero-coupon bonds with 6-month maturity and the fair value at the time of the buyback in December 2012 was equal to 100%, while at December 31, 2012 the price was 99.96% (Source: Bloomberg).

There are no anticipated exchanges for the remaining Greek government bonds in the Group's portfolio. Furthermore, the first EFSF bond that matured in March 2013 and the 6-month EFSF securities received in exchange of the accrued interest with respect to the Greek government bonds exchanged in the PSI have paid and performed in accordance with all original contractual terms and the second EFSF bond that matures in March 2014 has paid interest in accordance with all original contractual terms.

Greek government bonds not eligible for the PSI

At December 31, 2012 other Greek government bonds that were not eligible for the PSI and are held by the Group with unrealized losses comprised of:

(a)       a bond classified as available-for-sale with nominal amount EUR 1,434.7 million and fair value EUR 1,341.1 million that matures in May 2014 and was received by the Bank in settlement of the Redeemable Preference Shares issued to the Greek State in accordance with Law 3723/2008 (Pillar I) (see Note 32). Since this bond is not quoted in an active market, the fair value was determined using a valuation technique that takes into consideration the market yields of the new GGBs issued in the context of the PSI, and the market yields of Greek treasury bills, which are issued with certain frequency by the Greek government in order to construct the short-end of the zero coupon curve used to discount the cash flows of the May 2014 GGB, since the earliest maturity of the new GGBs is February 2023. The unrealized loss of EUR 43.2 million was recognized in other comprehensive income.

(b)       a bond classified as held-to-maturity issued by the New Economy Development Fund (“TANEO”), a company controlled by the Hellenic Republic, with nominal amount EUR 57.7 million, carrying value EUR 57.2 million and fair value EUR 56.1 million that matures in June 2013. Since this bond is also not quoted in an active market, the fair value was determined using a valuation technique similar to that described in (a) above.

The Group has conducted an assessment of whether the decline in fair value below amortized cost is an other-than-temporary-impairment. The Group does not intend to sell these Greek government bonds, and it is not more likely than not to be required to sell them before the recovery of their amortized cost basis. Furthermore, the Group expects to recover the entire amortized cost basis of these bonds, because there is no evidence at the date these financial statements were authorized that there is a loss event that has an impact on the estimated future cash flows associated with these bonds, hence that the future cash flows will not be recovered in accordance with the contractual terms. Accordingly the unrealized losses of these bonds are included within AOCI.

To arrive at this conclusion the Group has considered that, although the issuer has financial difficulties, there is an expectation that the contractual cash flows will be met due to the guarantees in place as a result of the new Program for economic support for Greece as well as continuous support offered to Greece by the IMF and the Eurozone countries. Further the group gave consideration to the short duration of these bonds as they mature in May 2014 and June 2013, respectively, that is within the period of the new Program for economic support for Greece.

In particular for the bond received in settlement of the Redeemable Preference Shares issued to the Greek State (see (a) above), the Bank also considered that this transaction formed an integral part of the public policy of the Official Sector to support the regulatory capital of the Greek banks in an effort to sustain the systemic stability of the financial sector in Greece. The Hellenic Republic would not benefit from defaulting on this bond since such action would not result to any reduction of the public debt, since it would be more than offset by the increased capitalization needs of the Greek banks and would therefore increase the Greek public debt. This result would have been in clear contradiction to the basic aim of the new Program for economic support for Greece, which was approved by the heads of state of the Eurozone states and is supervised by the IMF, the ECB and the EU. Additionally, subject to obtaining Bank of Greece and other statutory approvals for the repurchase of the Redeemable Preference shares of a nominal value of EUR 1,350.0 million, the Bank could elect to exchange this bond at its maturity in May 2014 with the Redeemable Preference shares.

For the bond issued by TANEO (see (b) above), the Group also considered that the fair value of the company's investments and the cash and cash equivalents held by TANEO exceeds the total outstanding bond issue and therefore the probability of TANEO defaulting on the bonds it has issued is small, and even in the case of default, this bond is fully guaranteed by the Hellenic Republic.

  Impairment of other debt securities, equity securities and mutual funds units

OTTI charges for available-for-sale and held-to-maturity securities in 2010

       During 2010 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized an OTTI charge for all equity securities and mutual fund units for which an OTTI charge was recognized in previous years and as at December 31, 2010 were in an unrealized loss position.

       As at December 31, 2010, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

OTTI charges for available-for-sale and held-to-maturity securities in 2011

       Other than the OTTI charges recognized for the Greek government bonds due to the PSI, as discussed above, the Group recognized OTTI charges in relation to certain corporate debt securities issued by Greek financial institutions in an unrealized loss position because, as at December 31, 2011, the Group considered that a credit loss existed with respect to these securities.

During 2011 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities and mutual fund units for which an OTTI was recognized in previous periods and, as at December 31, 2011, were in an unrealized loss position. As at December 31, 2011, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

For other debt securities issued by Greek financial institutions no OTTI has been recognized based on management's assessment that the Group neither has the intention to sell nor expects it will be required to sell these securities before the recovery of their respective amortized cost bases, and that the issuers' payment obligations associated with these positions will be met on time and the full amount will be recovered. A key factor considered in this assessment was the existence of the recapitalization plan for the Greek banks (see Note 3).

OTTI charges for available-for-sale and held-to-maturity securities in 2012

       Other than the OTTI charges recognized for the Greek government bonds due to the PSI, as discussed above, the Group recognized OTTI charges in relation to all the bonds held that are issued by the Cyprus Republic, Bank of Cyprus and Cyprus Popular Bank because, as at December 31, 2012, the Group considered that a credit loss existed with respect to these securities due to the financial difficulties faced by the issuers.

During 2012 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities and mutual fund units for which an OTTI was recognized in previous periods and, as at December 31, 2012, were in an unrealized loss position. As at December 31, 2012, gross unrealized losses existing for twelve months or more for equity securities and mutual fund units are not material and were not considered impaired as the losses were not significant to the respective investments held.

For other debt securities issued by Greek financial institutions no OTTI has been recognized based on management's assessment that the Group neither has the intention to sell nor expects it will be required to sell these securities before the recovery of their respective amortized cost bases, and that the issuers' payment obligations associated with these positions will be met on time and the full amount will be recovered. A key factor considered in this assessment was the existence of the recapitalization plan for the Greek banks and that the recapitalization process in progressing and is expected to be completed by June 2013 (see Note 3).

With respect to debt securities issued by companies incorporated outside Greece the loss of EUR 41.5 million relates to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2012.